Note 7 - Stock-based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes Tables
Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Three Months	Nine Months
Risk-free interest rate	2.85% - 2.90%	1.91% - 2.90%
Dividend yield	0%	0%
Expected term (years)	3.25 - 6.00	3.25 - 6.00
Expected volatility	45.9% - 48.1%	45.8% - 48.5%

	2022			2021
Risk-free interest rate	1.88%	-	4.26%	0.46%	-	.26%
Dividend yield		0%			0%
Expected term (in years)	3.25	–	6	2.5	–	5
Expected volatility	45.8%	-	48.1%	46.0%	-	92.0%